Consolidated Statement of Financial Position ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Non-current assets
Property, plant and equipment	₨ 538,355	$ 6,550	₨ 437,593
Intangible assets	38,595	470	39,724
Right-of-use assets	10,618	129	7,495
Investment in jointly controlled entities	3,007	37
Financial assets
Investments	466	6
Derivative instruments	4,216	51
Trade receivables	9,072	110	1,006
Loans	356	4	164
Others	1,901	23	3,254
Deferred tax assets (net)	4,645	57	1,062
Prepayments	1,018	12	875
Non-current tax assets (net)	5,776	70	4,877
Contract assets	7,139	87
Other non-current assets	11,463	139	10,081
Total non-current assets	636,627	7,746	506,131
Current assets
Inventories	1,194	15	815
Financial assets
Investments	460	6
Derivative instruments - hedge instruments current	2,120	26	3,593
Trade receivables	21,615	263	44,819
Cash and cash equivalents	38,182	465	28,379
Bank balances other than cash and cash equivalents	37,837	460	50,741
Loans	54	1	623
Others	4,094	50	2,178
Prepayments	1,311	16	970
Contract assets	572	7
Other current assets	2,364	29	3,001
Total current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners	109,803	1,336	135,119
Assets held for sale	64	1	93
Total current assets	109,867	1,337	135,212
Total assets	746,494	9,083	641,343
Equity
Issued capital	4,808	58	4,808
Share premium	154,136	1,875	154,051
Hedge reserve	(618)	(8)	(1,328)
Share based payment reserve	5,886	72	3,444
Retained losses	(53,610)	(652)	(38,420)
Other components of equity	(3,750)	(46)	(4,116)
Equity attributable to equity holders of the parent	106,852	1,300	118,439
Non-controlling interests	11,548	141	7,934
Total equity	118,400	1,441	126,373
Financial liabilities
Interest-bearing loans and borrowings	467,293	5,686	373,729
Lease liabilities	5,471	67	2,999
Derivative financial liabilities	521	6
Liability for put options with non-controlling interests	4,422	54	8,636
Others	1,735	21	2,087
Deferred government grant	203	2	214
Employee benefit liabilities	207	3	169
Provisions	16,859	205	13,384
Deferred tax liabilities (net)	15,454	188	12,468
Other non-current liabilities	3	0	5
Total non-current liabilities	512,168	6,232	413,691
Financial liabilities
Interest-bearing loans and borrowings	42,523	517	14,485
Lease liabilities	698	8	455
Trade payables	6,118	74	5,609
Liability for put options with non-controlling interests	987	12	910
Derivative instruments	1,654	20	4,209
Others (includes current maturities of long term interest-bearing loans and borrowings)	59,263	721	71,636
Deferred government grant	11	0	11
Employee benefit liabilities	271	3	179
Other current liabilities	4,117	50	3,281
Current tax liabilities (net)	284	3	504
Total current liabilities other than liabilities included in disposal groups classified as held for sale	115,926	1,410	101,279
Liabilities directly associated with the assets held for sale			0
Total current liabilities	115,926	1,410	101,279
Total liabilities	628,094	7,642	514,970
Total equity and liabilities	₨ 746,494	$ 9,083	₨ 641,343